Related Party Transactions (Details)						3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 07, 2024 USD ($)	Sep. 15, 2023 USD ($)	Aug. 08, 2023 USD ($) $ / shares shares	Jun. 01, 2022 USD ($) shares	Jun. 01, 2022 ILS (₪) shares	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Apr. 17, 2024 USD ($)
Related Party Transactions [Line Items]
Cash fee	$ 2,500				₪ 3,500
Granted with options to purchase (in Shares) | shares										21,122,239
Exchanged for options to purchase of common stock (in Shares) | shares				9,597,675	9,597,675
Reimbursement amount	500
General and administrative expenses						$ 318,424	$ 307,593	$ 1,023,547	$ 1,026,431	$ 1,437,832	$ 1,061,399
Received cash fee	55,000
Accrued expense						0	5,000	0	5,000
Aggregate amount of warrants			$ 145,000
Aggregate shares of common stock (in Shares) | shares			10,454,500
Exercise price per share (in Dollars per share) | $ / shares			$ 0.033
Cash payment		$ 14,500
Expiring date		Jul. 15, 2024	Jul. 15, 2024
Warrants value												$ 35,814
Warrant [Member]
Related Party Transactions [Line Items]
Warrants value												$ 36,748
Consulting Agreement [Member]
Related Party Transactions [Line Items]
General and administrative expenses						0	15,000	0	40,000
Loans payable						4,094	3,100	4,094	3,100
Consulting services [Member]
Related Party Transactions [Line Items]
General and administrative expenses						0	0	0	87,000
Englander Consulting Agreement [Member]
Related Party Transactions [Line Items]
Accrued expense										3,000	7,720
Ravad Consulting Agreement [Member]
Related Party Transactions [Line Items]
Accrued expense										5,000	0
Mr. Englander [Member]
Related Party Transactions [Line Items]
Cash fee	2,500			$ 3,500
Granted with options to purchase (in Shares) | shares				2,610	2,610
Reimbursement amount	500
General and administrative expenses										31,153	11,383
Mr. Ravad [Member]
Related Party Transactions [Line Items]
General and administrative expenses										55,000	0
Received cash fee	5,000
Oriole [Member]
Related Party Transactions [Line Items]
General and administrative expenses										$ 87,000	$ 58,000
Director [Member]
Related Party Transactions [Line Items]
Granted with options to purchase (in Shares) | shares				2,610	2,610
General and administrative expenses						$ 10,262	$ 8,997	$ 29,622	$ 22,153
Received cash fee	$ 5,000
Yaacov Bodner [Member]
Related Party Transactions [Line Items]
Ownership percentage for common stock			5.00%